BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2018
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table provides the purchase price calculation as of the acquisition date, identifiable assets purchased and liabilities assumed at their estimated fair value. As a condition of the merger, certain acquired assets and liabilities held for sale were divested subsequent to the closing of the merger. There was no gain or loss recorded in the Consolidated Statement of Income in conjunction with this divestiture.

(Dollars in thousands)	MainSource
Purchase consideration
Cash consideration	$43
Stock consideration	1,043,424
Warrant consideration	14,460
Options consideration	1,577
Total purchase consideration	1,059,504

Assets acquired
Cash	71,688
Investment securities available-for-sale	900,935
Investment securities held-to-maturity	171,423
Other investments	28,763
Loans	2,792,740
Premises and equipment	98,381
Intangible assets	42,887
Other assets	167,693
Assets held for sale	127,775
Total assets acquired	4,402,285

Liabilities assumed
Deposits	3,264,038
Subordinated notes	49,027
FHLB advances	291,887
Other borrowings	205,620
Other liabilities	32,654
Liabilities held for sale	175,722
Total liabilities assumed	4,018,948

Net identifiable assets	383,337
Goodwill	$676,167

Business Acquisition, Pro Forma Information, Nonrecurring Adjustments
The following table presents supplemental pro forma information as if the acquisition had occurred at the beginning of 2017. The pro forma information includes adjustments for interest income on acquired loans, amortization of intangible assets arising from the transaction, depreciation expense on property acquired, interest expense on deposits acquired, merger-related expenses incurred and the related income tax effects. The pro forma financial information is not necessarily indicative of the results of operations that would have occurred had the transactions been effected on the assumed date. The disclosures regarding the results of operations for MSFG subsequent to its acquisition date are omitted as this information is not practical to obtain.

	Twelve months ended
	December 31,
(Dollars in thousands, except per share data) (Unaudited)	2018	2017
Pro Forma Condensed Combined Income Statement Information
Net interest income	$484,915	$454,579
Net income	221,122	130,402
Basic earnings per share	$2.27	$1.34
Diluted earnings per share	$2.25	$1.33